Balance Sheets (Parentheticals) - $ / shares	Nov. 30, 2016	May 31, 2016
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.0001	$ 0.0001
Common Stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	259,196,500	258,792,500
Common stock, shares outstanding	259,196,500	258,792,500